Organization and Summary of Significant Accounting Policies (Details 1) - Fair Value Measurements Recurring - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	$ 2,792	$ 3,720
Fixed Income Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	850	763
Stock Index Funds | Small Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	298	382
Stock Index Funds | Mid Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	286	391
Stock Index Funds | Large Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	562	519
Stock Index Funds | International
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	793	541
Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	3	3
Mexican Peso Forward Contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value		1,121
Total Liabilities at Fair Value	39
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	2,789	2,596
Level 1 | Fixed Income Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	850	763
Level 1 | Stock Index Funds | Small Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	298	382
Level 1 | Stock Index Funds | Mid Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	286	391
Level 1 | Stock Index Funds | Large Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	562	519
Level 1 | Stock Index Funds | International
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	793	541
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	3	1,124
Level 2 | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value	3	3
Level 2 | Mexican Peso Forward Contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Assets at Fair Value		$ 1,121
Total Liabilities at Fair Value	$ 39